INSPIRE FAITHWARD MID CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ASSET MANAGEMENT - 5.2%
6,785	Affiliated Managers Group, Inc.	$ 1,154,196
22,184	Artisan Partners Asset Management, Inc., Class A	1,152,681
		2,306,877
	BANKING - 2.5%
26,491	Bank OZK	1,124,013

	BEVERAGES - 5.3%
15,635	Celsius Holdings, Inc.(a)	1,278,318
23,777	National Beverage Corporation	1,106,819
		2,385,137
	BIOTECH & PHARMA - 2.9%
5,959	United Therapeutics Corporation(a)	1,280,470

	CHEMICALS - 2.3%
4,366	WD-40 Company	1,046,225

	CONSUMER SERVICES - 2.6%
18,526	Rent-A-Center, Inc.	1,168,620

	ELECTRICAL EQUIPMENT - 2.6%
4,071	Littelfuse, Inc.	1,161,863

	ENGINEERING & CONSTRUCTION - 2.2%
10,679	MasTec, Inc.(a)	976,488

	FORESTRY, PAPER & WOOD PRODUCTS - 2.7%
15,222	West Fraser Timber Company Ltd.	1,174,225

	HEALTH CARE FACILITIES & SERVICES - 4.2%
12,567	Ensign Group, Inc. (The)	1,026,347
23,482	Owens & Minor, Inc.	875,409
		1,901,756

INSPIRE FAITHWARD MID CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOME CONSTRUCTION - 2.4%
20,296	MDC Holdings, Inc.	$ 1,060,466

	INDUSTRIAL INTERMEDIATE PROD - 2.5%
4,543	Valmont Industries, Inc.	1,130,571

	INDUSTRIAL SUPPORT SERVICES - 4.9%
20,473	Triton International Ltd.	1,120,282
3,835	Watsco, Inc.	1,067,741
		2,188,023
	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
8,142	Evercore, Inc., Class A	1,136,949

	INTERNET MEDIA & SERVICES - 6.6%
4,425	Fiverr International Ltd.(a)	794,332
14,573	TechTarget, Inc.(a)	1,232,584
20,650	Upwork, Inc.(a)	923,262
		2,950,178
	LEISURE PRODUCTS - 7.1%
26,491	Camping World Holdings, Inc., CLASS A	1,058,051
9,086	Thor Industries, Inc.	1,030,625
10,974	YETI Holdings, Inc.(a)	1,090,157
		3,178,833
	MEDICAL EQUIPMENT & DEVICES - 2.9%
8,260	STAAR Surgical Company(a)	1,275,922

	OIL & GAS PRODUCERS - 2.4%
16,520	Cimarex Energy Company	1,060,914

	REAL ESTATE SERVICES - 3.0%
29,677	eXp World Holdings, Inc.	1,360,690

	RETAIL - DISCRETIONARY - 7.9%
8,791	AutoNation, Inc.(a)	959,010
10,266	Dick's Sporting Goods, Inc.	1,445,555

INSPIRE FAITHWARD MID CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - DISCRETIONARY - 7.9% (Continued)
19,293	Foot Locker, Inc.	$ 1,093,720
		3,498,285
	SEMICONDUCTORS - 4.5%
12,095	Brooks Automation, Inc.	1,027,592
6,785	MKS Instruments, Inc.	998,616
		2,026,208
	SOFTWARE - 4.7%
16,579	Digital Turbine, Inc.(a)	969,043
7,375	Omnicell, Inc.(a)	1,145,116
		2,114,159
	SPECIALTY FINANCE - 2.6%
10,443	Walker & Dunlop, Inc.	1,159,695

	STEEL - 2.7%
22,007	Ternium S.A. - ADR	1,196,741

	TECHNOLOGY HARDWARE - 7.4%
10,797	Dolby Laboratories, Inc., Class A	1,070,091
8,142	Kornit Digital Ltd.(a)	1,061,473
9,145	Vicor Corporation(a)	1,128,218
		3,259,782
	TECHNOLOGY SERVICES - 2.4%
10,266	TTEC Holdings, Inc.	1,082,652

	TOTAL COMMON STOCKS (Cost $40,814,180)	44,205,742

	TOTAL INVESTMENTS - 99.0% (Cost $40,814,180)	$ 44,205,742
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	461,165
	NET ASSETS - 100.0%	$ 44,666,907

ADR	- American Depositary Receipt
LTD	- Limited Company
S/A	- Société Anonyme